Business Segment Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Business Segment Information
Business Segment Information
Effective April 1, 2016, to align the segments with how the Corporation manages the businesses, the Corporation changed its basis of presentation, and following such change, reports its results of operations through the following four business segments: Consumer Banking, GWIM, Global Banking and Global Markets, with the remaining operations recorded in All Other. For more information on the Corporation's segment realignment, see Note 1 – Summary of Significant Accounting Principles.
Consumer Banking
Consumer Banking offers a diversified range of credit, banking and investment products and services to consumers and small businesses. Consumer Banking product offerings include traditional savings accounts, money market savings accounts, CDs and IRAs, noninterest- and interest-bearing checking accounts, investment accounts and products, as well as credit and debit cards, residential mortgages and home equity loans, and direct and indirect loans to consumers and small businesses in the U.S. Consumer Banking includes the impact of servicing residential mortgages and home equity loans in the core portfolio. Customers and clients have access to a franchise network that stretches coast to coast through 33 states and the District of Columbia. The franchise network includes approximately 4,700 financial centers, 16,000 ATMs, nationwide call centers, and online and mobile platforms.
Global Wealth & Investment Management
GWIM provides a high-touch client experience through a network of financial advisors focused on clients with over $250,000 in total investable assets, including tailored solutions to meet clients’ needs through a full set of investment management, brokerage, banking and retirement products. GWIM also provides comprehensive wealth management solutions targeted to high net worth and ultra high net worth clients, as well as customized solutions to meet clients’ wealth structuring, investment management, trust and banking needs, including specialty asset management services.
Global Banking
Global Banking provides a wide range of lending-related products and services, integrated working capital management and treasury solutions to clients, and underwriting and advisory services through the Corporation’s network of offices and client relationship teams. Global Banking’s lending products and services include commercial loans, leases, commitment facilities, trade finance, real estate lending and asset-based lending. Global Banking’s treasury solutions business includes treasury management, foreign exchange and short-term investing options. Global Banking also provides investment banking products to clients such as debt and equity underwriting and distribution, and merger-related and other advisory services. The economics of most investment banking and underwriting activities are shared primarily between Global Banking and Global Markets based on the activities performed by each segment. Global Banking clients generally include middle-market companies, commercial real estate firms, not-for-profit companies, large global corporations, financial institutions, leasing clients, and mid-sized U.S.-based businesses requiring customized and integrated financial advice and solutions.
Global Markets
Global Markets offers sales and trading services, including research, to institutional clients across fixed-income, credit, currency, commodity and equity businesses. Global Markets product coverage includes securities and derivative products in both the primary and secondary markets. Global Markets provides market-making, financing, securities clearing, settlement and custody services globally to institutional investor clients in support of their investing and trading activities. Global Markets also works with commercial and corporate clients to provide risk management products using interest rate, equity, credit, currency and commodity derivatives, foreign exchange, fixed-income and mortgage-related products. As a result of market-making activities in these products, Global Markets may be required to manage risk in a broad range of financial products including government securities, equity and equity-linked securities, high-grade and high-yield corporate debt securities, syndicated loans, MBS, commodities and ABS. In addition, the economics of most investment banking and underwriting activities are shared primarily between Global Markets and Global Banking based on the activities performed by each segment.

All Other
All Other consists of ALM activities, equity investments, the international consumer card business, non-core mortgage loans and servicing activities, liquidating businesses, residual expense allocations and other. ALM activities encompass certain residential mortgages, debt securities, interest rate and foreign currency risk management activities including the residual net interest income allocation, the impact of certain allocation methodologies and accounting hedge ineffectiveness. The results of certain ALM activities are allocated to the business segments.

Basis of Presentation
The management accounting and reporting process derives segment and business results by utilizing allocation methodologies for revenue and expense. The net income derived for the businesses is dependent upon revenue and cost allocations using an activity-based costing model, funds transfer pricing, and other methodologies and assumptions management believes are appropriate to reflect the results of the business.
Total revenue, net of interest expense, includes net interest income on an FTE basis and noninterest income. The adjustment of net interest income to an FTE basis results in a corresponding increase in income tax expense. The segment results also reflect certain revenue and expense methodologies that are utilized to determine net income. The net interest income of the businesses includes the results of a funds transfer pricing process that matches assets and liabilities with similar interest rate sensitivity and maturity characteristics. In segments where the total of liabilities and equity exceeds assets, which are generally deposit-taking segments, the Corporation allocates assets to match liabilities. Net interest income of the business segments also includes an allocation of net interest income generated by certain of the Corporation’s ALM activities. Further, net interest income on an FTE basis includes market-related adjustments, which are adjustments to net interest income to reflect the impact of changes in long-term interest rates on the estimated lives of mortgage-related debt securities thereby impacting premium amortization. Also included in market-related adjustments is hedge ineffectiveness that impacts net interest income.
In addition, the business segments are impacted by the migration of customers and clients and their deposit, loan and brokerage balances between businesses. Subsequent to the date of migration, the associated net interest income, noninterest income and noninterest expense are recorded in the business to which the customers or clients migrated.
The Corporation’s ALM activities include an overall interest rate risk management strategy that incorporates the use of various derivatives and cash instruments to manage fluctuations in earnings and capital that are caused by interest rate volatility. The Corporation’s goal is to manage interest rate sensitivity so that movements in interest rates do not significantly adversely affect earnings and capital. The results of a majority of the Corporation’s ALM activities are allocated to the business segments and fluctuate based on the performance of the ALM activities. ALM activities include external product pricing decisions including deposit pricing strategies, the effects of the Corporation’s internal funds transfer pricing process and the net effects of other ALM activities.
Certain expenses not directly attributable to a specific business segment are allocated to the segments. The most significant of these expenses include data and item processing costs and certain centralized or shared functions. Data processing costs are allocated to the segments based on equipment usage. Item processing costs are allocated to the segments based on the volume of items processed for each segment. The costs of certain other centralized or shared functions are allocated based on methodologies that reflect utilization.
The table below presents net income (loss) and the components thereto (with net interest income on an FTE basis) for 2015, 2014 and 2013, and total assets at December 31, 2015 and 2014 for each business segment, as well as All Other.

Results for Business Segments and All Other

At and for the Year Ended December 31	Total Corporation (1)			Consumer Banking
(Dollars in millions)	2015	2014	2013	2015	2014	2013
Net interest income (FTE basis)	$39,989	$40,640	$43,124	$20,331	$20,742	$21,209
Noninterest income	43,951	44,997	46,677	11,096	11,038	11,820
Total revenue, net of interest expense (FTE basis)	83,940	85,637	89,801	31,427	31,780	33,029
Provision for credit losses	3,161	2,275	3,556	2,346	2,470	2,957
Noninterest expense	57,735	75,657	69,214	18,716	19,392	20,711
Income before income taxes (FTE basis)	23,044	7,705	17,031	10,365	9,918	9,361
Income tax expense (FTE basis)	7,156	2,872	5,600	3,777	3,698	3,430
Net income	$15,888	$4,833	$11,431	$6,588	$6,220	$5,931
Year-end total assets	$2,144,316	$2,104,534		$645,427	$599,066

	Global Wealth & Investment Management			Global Banking
	2015	2014	2013	2015	2014	2013
Net interest income (FTE basis)	$5,486	$5,813	$6,061	$9,050	$9,586	$9,673
Noninterest income	12,506	12,573	11,734	8,377	8,514	7,745
Total revenue, net of interest expense (FTE basis)	17,992	18,386	17,795	17,427	18,100	17,418
Provision for credit losses	51	14	56	685	322	1,142
Noninterest expense	13,938	13,830	13,217	8,481	8,807	8,148
Income before income taxes (FTE basis)	4,003	4,542	4,522	8,261	8,971	8,128
Income tax expense (FTE basis)	1,459	1,694	1,658	3,041	3,292	2,982
Net income	$2,544	$2,848	$2,864	$5,220	$5,679	$5,146
Year-end total assets	$296,271	$274,954		$381,975	$353,637

	Global Markets			All Other
	2015	2014	2013	2015	2014	2013
Net interest income (FTE basis)	$4,183	$3,848	$4,114	$939	$651	$2,067
Noninterest income	10,823	12,279	11,322	1,149	593	4,056
Total revenue, net of interest expense (FTE basis)	15,006	16,127	15,436	2,088	1,244	6,123
Provision for credit losses	99	110	140	(20)	(641)	(739)
Noninterest expense	11,373	11,989	12,225	5,227	21,639	14,913
Income (loss) before income taxes (FTE basis)	3,534	4,028	3,071	(3,119)	(19,754)	(8,051)
Income tax expense (benefit) (FTE basis)	1,115	1,440	2,033	(2,236)	(7,252)	(4,503)
Net income (loss)	$2,419	$2,588	$1,038	$(883)	$(12,502)	$(3,548)
Year-end total assets	$548,790	$576,552		$271,853	$300,325

(1)	There were no material intersegment revenues.
The table below presents a reconciliation of the four business segments’ total revenue, net of interest expense, on an FTE basis, and net income to the Consolidated Statement of Income, and total assets to the Consolidated Balance Sheet. The adjustments presented in the table below include consolidated income, expense and asset amounts not specifically allocated to individual business segments.

Business Segment Reconciliations

(Dollars in millions)	2015	2014	2013
Segments’ total revenue, net of interest expense (FTE basis)	$81,852	$84,393	$83,678
Adjustments:
ALM activities	77	(1,008)	(1,658)
Equity investment income	261	1,130	2,901
Liquidating businesses and other	1,750	1,122	4,880
FTE basis adjustment	(890)	(850)	(859)
Consolidated revenue, net of interest expense	$83,050	$84,787	$88,942
Segments’ total net income	$16,771	$17,335	$14,979
Adjustments, net-of-taxes:
ALM activities	(518)	(894)	(1,558)
Equity investment income	162	706	1,828
Liquidating businesses and other	(527)	(12,314)	(3,818)
Consolidated net income	$15,888	$4,833	$11,431

		December 31
		2015	2014
Segments’ total assets		$1,872,463	$1,804,209
Adjustments:
ALM activities, including securities portfolio		616,568	573,426
Equity investments		4,297	4,871
Liquidating businesses and other		139,995	171,420
Elimination of segment asset allocations to match liabilities		(489,007)	(449,392)
Consolidated total assets		$2,144,316	$2,104,534